Costs and Expenses by Nature (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Costs and Expenses by Nature
Cost of sales and services	R$ (396,829)	R$ (378,003)	R$ (447,049)
Commercial expenses	(164,439)	(165,169)	(184,592)
General and administrative expenses	(430,279)	(406,352)	(276,427)
Impairment loss on accounts receivable	(32,726)	(25,015)	(4,297)
Other operating income, net	5,554	4,283	5,136
Costs and Expenses by Nature	R$ (1,018,719)	R$ (970,256)	R$ (907,229)